Operating Expenses - Schedule of Operating Expenses (Details) - CAD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Operating Expenses [Abstract]
Other operating expenses	[1]	$ 31,071	$ 24,659	$ 53,289	$ 44,910
Compensation and employee benefits	[2]	25,210	21,553	49,698	47,626
Cost of equipment sales	[3]	5,282	4,242	12,071	10,353
Cost of third-party satellites	[4]	165	102	2,006	709
Operating expenses		$ 61,728	$ 50,556	$ 117,064	$ 103,598

[1]	Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for the three and six months ended June 30, 2026 included $0.7 million and $1.2 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the lease liabilities (three and six months ended June 30, 2025 — $0.2 million and $1.0 million).
[2]	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.
[3]	Cost of equipment sales included the cost of equipment and other costs directly attributable to fulfilling the Company’s obligations under customer contracts, excluding the cost of third-party satellite capacity.
[4]	Cost of third-party satellites included the cost of third-party satellite capacity acquired to fulfill customer capacity requirements.